Investment in Affiliates (Summary of Investment in Affiliates) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Shares	¥ 853,937	¥ 770,750
Loans and others	33,827	50,912
Investment in Affiliates	¥ 887,764	¥ 821,662